Insurance Liabilities - Rollforward of GMWB and GMDB exposure (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Individual Retirement | Variable annuity guaranteed minimum withdrawal benefits (GMWB) | Fixed Annuities
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance, beginning of year	$ 457	$ 353	$ 38
Reserve increase (decrease)	119	132	100
Benefits paid	0	0	0
Changes related to unrealized appreciation (depreciation) of investments	(485)	(28)	215
Balance, end of year	91	457	353
Individual Retirement | GMWB & GMDB | Fixed Index Annuities
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance, beginning of year	628	637	439
Reserve increase (decrease)	143	94	74
Benefits paid	0	0	0
Changes related to unrealized appreciation (depreciation) of investments	(469)	(103)	124
Balance, end of year	302	628	637
Group Retirement | GMWB & GMDB | Fixed Annuities
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance, beginning of year	47	32	5
Reserve increase (decrease)	19	18	19
Benefits paid	0	0	0
Changes related to unrealized appreciation (depreciation) of investments	(16)	(3)	8
Balance, end of year	50	47	32
Group Retirement | GMWB & GMDB | Fixed Index Annuities
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance, beginning of year	147	133	103
Reserve increase (decrease)	32	30	12
Benefits paid	0	0	0
Changes related to unrealized appreciation (depreciation) of investments	(128)	(16)	18
Balance, end of year	$ 51	$ 147	$ 133